Convertible Notes (Details) - USD ($)	Aug. 06, 2024	Feb. 06, 2024	Jan. 31, 2024	Nov. 24, 2023	Sep. 16, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Convertible Notes [Line Items]
Investors’ fees				$ 7,000
Paying outstanding percentage				120.00%
Cash repayment		$ 70,014
Ordinary shares issued (in Shares)						54,289,579	52,774,579	52,774,579
Issuance			1,275,000
Convertible note						$ 1,573,735
Percentage of warrants equal			50.00%
Warrants exercise price per share (in Dollars per share)			$ 1
Other offering expenses payable			$ 1,000,000
2023 Convertible Note [Member]
Convertible Notes [Line Items]
Principal amount				$ 63,333
Convertible promissory note issue discount				10.00%
Convertible promissory note term				9 months
Conversion price per share (in Dollars per share)				$ 0.65
Proceeds from notes payable				$ 50,000
Issuance				57,000
Convertible note
Jan 2024 Convertible Notes [Member]
Convertible Notes [Line Items]
Principal amount			$ 1,500,000
Convertible promissory note issue discount			15.00%
Convertible promissory note term			18 months
Conversion price per share (in Dollars per share)			$ 1
Proceeds from notes payable			$ 1,000,000
Ordinary Shares [Member]
Convertible Notes [Line Items]
Ordinary shares issued (in Shares)		15,000
Forecast [Member]
Convertible Notes [Line Items]
Conversion price per share (in Dollars per share)					$ 0.1
Warrants by issuance of ordinary shares (in Shares)	300,000
Ordinary shares with fair value	$ 100,000
Repayment of cash consideration	$ 1,400,000
Convertible Promissory Note [Member]
Convertible Notes [Line Items]
Equity interest with fair value		$ 8,468